Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Expenses by nature [abstract]
Employee compensation		₨ 537,644	₨ 450,075	₨ 332,371
Sub-contracting and technical fees		115,247	108,589	83,609
Cost of hardware and software		6,627	6,431	7,684
Travel		14,445	7,320	5,258
Facility expenses	[1]	13,492	11,990	11,178
Software license expense for internal use	[1]	18,717	13,279	9,077
Depreciation, amortization and impairment	[2]	33,402	30,911	27,656
Communication		5,911	5,760	6,069
Legal and professional fees	[3]	13,288	15,026	7,956
Rates, taxes and insurance		5,905	4,548	3,475
Marketing and brand building		2,951	2,010	1,011
Lifetime expected credit loss/ (write-back)		(604)	(797)	1,506
Miscellaneous expenses	[3]	2,717	2,047	2,441
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 769,742	₨ 657,189	₨ 499,291

[1]	Software license expense for internal use has been reclassified from Facility expenses to a separate nature of expense for the year ended March 31, 2023. Previous period figures have been reclassified accordingly.
[2]	Depreciation, amortization, and impairment includes an impairment charge on certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets amounting to ₹ 2,418, ₹ Nil and ₹ 1,816, for the years ended March 31, 2021, 2022 and 2023, respectively. (Refer to Note 6)
[3]	Staff recruitment expense has been reclassified from Miscellaneous expenses to Legal and Professional fees for the year ended March 31, 2023. Previous period figures have been reclassified accordingly. Miscellaneous expenses for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.